Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
As of December 31, 2023 and 2024, the Company held equity investments in several privately-held and listed companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2023	2024	2023	2024
			US$	US$
Non-marketable equity securities:
Cashido Corp . (Cashido)	1%	0%	—	—
Vastview Technology, Corp. (Vastview)	3%	0%	—	—
Kinara, Inc (Kinara)	14%	12%	6,500	6,500

			6,500	6,500
Marketable equity securities:
BIWIN Storage Technology Corp. (BIWIN)	0%	0%	10,616	6,034
Shenzhen Techwinsemi Technology Corp (TWSC)	—	0%	—	4,792

			17,116	17,326